UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM 13F

FORM 13F COVER PAGE

Report for the Quarter Ended:  March 31, 2005

Check here if Amendment [  ];  Amendment Number:1

This Amendment :		[	] is a restatement
  (Check only one.)		[	] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:					Piedra Capital, Ltd.
Address:					3700 Buffalo Speedway
					Suite 520
					Houston, TX 77098

13F File Number:  028-05713

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing this report is authorized to submit it, that all the information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:					S. Peter Hidalgo, II
Title:					Principal
Phone:					713-622-7625
Signature, Place and Date of Signing:

S. PETER HIDALGO, II	HOUSTON, TEXAS		April 28,2005

Report Type (Check only one):

[  XX  ]				   13F HOLDINGS REPORT
[      ]				   13F NOTICE
[      ]				   13F COMBINATION REPORT

List of Other Managers Reporting for this Manager:  0


FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:			0
Form 13F Information Table Entry Total:		43
Form 13F Information Table Value Total:		$522,008
List of Other Managers:

No.  13F File Number	Name

      None



                    Title of                  VALUE                     PUT/ INVESTMEN   OTHER   VOTING AUTHORITY
     Security        Class       CUSIP        (000)      SHARES    SH/  CALL DISCRETIO MANAGERS      SOLE     SHARED     NONE
Affymetrix Inc        COM      00826T108       $12,068      281895 SH          SOLE      None         125025         0     156870
Agilent Technologie   COM      00846U101       $13,556      610624 SH          SOLE      None         272089         0     338535
Arch Coal Inc         COM      039380100        $9,703      222593 SH          SOLE      None         101043         0     124550
Ask Jeeves Inc        COM      045174109        $7,505      267289 SH          SOLE      None         133409         0     133880
Avid Technology Inc   COM      05367P100       $13,292      245596 SH          SOLE      None         113221         0     132375
BJ Services Company   COM      055482103       $16,021      308809 SH          SOLE      None         143464         0     165345
Bed Bath & Beyond     COM      075896100       $10,935      299261 SH          SOLE      None         140316         0     158945
Capital Source Inco   COM      14055X102        $8,158      354685 SH          SOLE      None          149350        0     205335
Claire's Stores Inc   COM      179584104        $8,253      358210 SH          SOLE      None          163910        0     194300
Coach, Inc.           COM      189754104        $9,586      169275 SH          SOLE      None           74580        0      94695
Cooper Companies In   COM      216648402       $14,292      196048 SH          SOLE      None           90033        0     106015
Endo Pharmaceutical   COM      29264F205       $16,199      718368 SH          SOLE      None          330958        0     387410
Express Scripts Inc   COM      302102100       $19,767      226708 SH          SOLE      None          105323        0     121385
Fair Isaac & Compan   COM      303250104       $15,398      447105 SH          SOLE      None          206560        0     240545
Flextronics Interna   COM      Y2573F102       $15,069     1251616 SH          SOLE      None          556706        0     694910
Foot Locker Incorpo   COM      344849104       $17,378      593110 SH          SOLE      None          273490        0     319620
Foundry Networks In   COM      35063R100       $12,176     1229936 SH          SOLE      None          578246        0     651690
HCC Insurance Holdi   COM      404132102       $17,500      483950 SH          SOLE      None          213065        0     270885
Headwaters Inc        COM      42210P102       $16,221      494229 SH          SOLE      None          220249        0     273980
ITT Industries Inc    COM      450911102        $7,940       87985 SH          SOLE      None           40445        0      47540
Inamed Corp.          COM      453235103       $11,427      163525 sh          SOLE      None           70705        0      92820
Investors Financial   COM      461915100       $14,016      286568 SH          SOLE      None          135358        0     151210
Jabil Circuit Inc     COM      466313103       $15,252      534792 SH          SOLE      None          233322        0     301470
Jack Henry & Associ   COM      426281101        $6,704      372633 SH          SOLE      None          172938        0     199695
Modine Manufacturin   COM      607828100       $12,282      418765 SH          SOLE      None          191180        0     227585
NBTY Incorporated     COM      628782104       $12,229      487403 SH          SOLE      None          225983        0     261420
Noble Corporation     COM      G65422100       $10,775      191689 SH          SOLE      None           91004        0     100685
North Fork Bancorp    COM      659424105       $13,115      472774 SH          SOLE      None          214209        0     258565
O'Reilly Automotive   COM      686091109       $14,462      291983 SH          SOLE      None          137408        0     154575
Pacific Sunwear CA    COM      694873100       $19,464      695630 SH          SOLE      None          306340        0     389290
Paid Incorporated     COM      69561N204            $3       10000 SH          SOLE      None           10000        0          0
Pharmaceutical Prod   COM      717124101       $17,239      355819 SH          SOLE      None          164954        0     190865
Respironics Inc       COM      761230101        $8,085      138751 SH          SOLE      None           62556        0      76195
Supergen Inc          COM      868059106          $664      136600 SH          SOLE      None          136600        0          0
Superior Energy Ser   COM      868157108        $8,233      478648 SH          SOLE      None          216918        0     261730
Tech Data Corporati   COM      878237106       $12,366      333675 SH          SOLE      None          154157        0     179518
Thor Industries Inc   COM      885160101        $7,257      242639 SH          SOLE      None          102944        0     139695
UCBH Holdings         COM      90262T308        $7,109      178180 SH          SOLE      None           80570        0      97610
Varian Inc.           COM      922206107       $14,705      388105 SH          SOLE      None          177345        0     210760
Weatherford Interna   COM      G95089101       $12,916      222925 SH          SOLE      None          102620        0     120305
Wellchoice Inc        COM      949475107       $13,598      255079 SH          SOLE      None          117569        0     137510
Wellpoint Inc         COM      94973V107       $14,561      116162 SH          SOLE      None           53887        0      62275
Zion Bancorporation   COM      989701107       $14,529      210497 SH          SOLE      None           94997        0     115500
TOTAL PORTFOLIO                               $522,008    15830134 SHS                                7285046        0    8548088